Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Disaggregation of Revenues
The following table presents the disaggregation of the Company’s net revenues for the three and six months ended June 30, 2020 and 2021 as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
By geography:
United States	$62,256	$93,121	$93,833	$174,728
Rest of the world	1,887	7,996	2,277	13,468

	$64,143	$101,117	$96,110	$188,196

By product:
Scrubs	$57,379	$90,315	$85,931	$166,530
Non-scrubs	6,764	10,802	10,179	21,666

	$64,143	$101,117	$96,110	$188,196

The following table presents the disaggregation of the Company’s net revenues for the years ended December 31, 2019 and 2020 (in thousands):

	Years ended December 31,
	2019	2020
By geography:
United States	$109,932	$253,723
Rest of the world	562	9,389

	$110,494	$263,112

By product:
Scrubs	$97,629	$227,988
Non-scrubs	12,865	35,124

	$110,494	$263,112

Schedule Of Estimated Useful Lives Of Property Plant And Equipment
Property and equipment are recorded at cost, net of accumulated depreciation and amortization. The Company depreciates property and equipment using the straight-line method over the estimated useful lives of the assets, which range from three to ten years.

Estimated useful life (years)
Furniture and fixtures	7
Office equipment	5
Machinery and equipment	10
Computer equipment	3
Software and website development	5
Leasehold improvements	Shorter of the lease term or the estimated life of the asset